UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, California          5/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $    1,959,076
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Alpha Natural Resources Inc.   COM            02076X102    63850  1279820 SH       DEFINED             20000 1087220 172600
American Reprographics Co.     COM            029263100    20197  2251616 SH       DEFINED              7000 1881016 363600
Ametek Inc.                    COM            031100100     7122   171785 SH       DEFINED             17300  154485      0
AnnTaylor Stores Corp.         COM            036115103    34887  1685370 SH       DEFINED             12500 1437670 235200
Arch Chemical Inc.             COM            03937R102    44540  1295135 SH       DEFINED              3800 1087535 203800
Arena Resources, Inc.          COM            040049108    19717   590330 SH       DEFINED              1735  496545  92050
Brookfield Asset Management -  COM            112585104    55414  2179942 SH       DEFINED             47237 1853581 279124
CEC Entertainment, Inc.        COM            125137109    23293   611522 SH       DEFINED              1900  510372  99250
Cabot Corp.                    COM            127055101    60044  1975131 SH       DEFINED             30900 1679131 265100
Cabot Microelectronics         COM            12709P103    59960  1584976 SH       DEFINED             26500 1349154 209322
Cambrex Corp.                  COM            132011107     8283  2045063 SH       DEFINED              5100 1730563 309400
CapLease, Inc.                 COM            140288101    16997  3062515 SH       DEFINED              9500 2535115 517900
Carter's Inc.                  COM            146229109    27667   917636 SH       DEFINED              2800  766136 148700
Cedar Shopping Centers Inc.    COM            150602209    14820  1873526 SH       DEFINED              3100 1568416 302010
Central European Media         COM            G20045202    15527   529743 SH       DEFINED             10000  450393  69350
Children's Place               COM            168905107     2331    52318 SH       DEFINED                 0   46020   6298
Clean Harbors Inc.             COM            184496107    75838  1364970 SH       DEFINED             26015 1160925 178030
Cognex Corp                    COM            192422103    11946   646104 SH       DEFINED              1500  533604 111000
Comstock Resources Inc.        COM            205768203    26826   843575 SH       DEFINED              2500  708375 132700
Copart Inc.                    COM            217204106    45005  1264181 SH       DEFINED             23525 1071726 168930
Corn Products Intl Inc         COM            219023108    31129   898139 SH       DEFINED              2800  749239 146100
Curtiss-Wright Corp            COM            231561101    58036  1667690 SH       DEFINED             32700 1423490 211500
Cytec Industries, Inc.         COM            232820100    29640   634137 SH       DEFINED             10265  535272  88600
Darden Restaurants Inc.        COM            237194105     4344    97520 SH       DEFINED              9900   87620      0
Devon Energy Corp.             COM            25179M103    18514   287344 SH       DEFINED             13660  251384  22300
Dress Barn Inc.                COM            261570105    42023  1607466 SH       DEFINED              4800 1351241 251425
Drew Industries                COM            26168L205     7939   360557 SH       DEFINED              1100  300936  58521
Dun & Bradstreet               COM            26483E100    14383   193262 SH       DEFINED              9700  168662  14900
Esterline Technologies Corp    COM            297425100    30263   612237 SH       DEFINED              1830  514922  95485
FTI Consulting                 COM            302941109    68640  1745682 SH       DEFINED             30600 1477307 237775
Franklin Electric Co Inc       COM            353514102    30607  1020562 SH       DEFINED             14000  862212 144350
Graco Inc.                     COM            384109104    28821   900643 SH       DEFINED             20511  762226 117906
Haemonetics Corp.              COM            405024100    43821   766767 SH       DEFINED             15050  658732  92985
Heico Corp - Class A           COM            422806208    31438   792278 SH       DEFINED              2400  660878 129000
Henry Schein, Inc.             COM            806407102     7651   129890 SH       DEFINED             13200  116690      0
ITT Educational Services Inc   COM            45068B109    19568   173965 SH       DEFINED              8500  152365  13100
Idex Corp.                     COM            45167R104    26219   792120 SH       DEFINED             25100  681920  85100
Intrepid Potash Inc.           COM            46121Y102    31141  1026747 SH       DEFINED             11200  872547 143000
Intuit Inc.                    COM            461202103     8664   252460 SH       DEFINED             25400  227060      0
Kaman Corp                     COM            483548103    21302   851755 SH       DEFINED              2900  801555  47300
Kar Auction Services Inc.      COM            48238T109    18056  1198954 SH       DEFINED              2900 1032554 163500
Kennametal Inc.                COM            489170100    38335  1363251 SH       DEFINED             24700 1162903 175648
Ladish Co Inc.                 COM            505754200    24030  1191972 SH       DEFINED              3400  976372 212200
Lance Inc                      COM            514606102    11593   501199 SH       DEFINED              1787  403671  95741
Lowe's Cos Inc.                COM            548661107     2121    87500 SH       DEFINED                 0   87500      0
Markel CP Holding Co.          COM            570535104     7749    20683 SH       DEFINED              1600   19083      0
Mid-America Apartment Communit COM            59522J103    24743   477750 SH       DEFINED              9775  405825  62150
Molex Inc. - Cl A              COM            608554200    12396   702345 SH       DEFINED             33500  603145  65700
Nabors Industries Ltd          COM            G6359F103     6879   350455 SH       DEFINED             29900  320555      0
O'Reilly Automotive Inc.       COM            686091109     4371   104792 SH       DEFINED             10500   94292      0
Orthofix International NV      COM            N6748L102    39237  1078545 SH       DEFINED              2800  907745 168000
Pall Corporation               COM            696429307     7373   182090 SH       DEFINED             18200  163890      0
Parexel Intl Corp              COM            699462107    14354   615772 SH       DEFINED              1800  521275  92697
Patterson-UTI Energy Inc.      COM            703481101    44406  3178644 SH       DEFINED             61800 2671389 445455
Pepsico Inc.                   COM            713448108     1608    24300 SH       DEFINED                 0   24300      0
Precision Castparts Corp       COM            740189105    26403   208370 SH       DEFINED              8900  182320  17150
RBC Bearings Inc.              COM            75524B104    38420  1205509 SH       DEFINED              3200 1027729 174580
Republic Services Inc. - Cl.A  COM            760759100    13691   471777 SH       DEFINED             40350  431427      0
Rockwell Collins Inc.          COM            774341101     7073   113005 SH       DEFINED             11500  101505      0
Shaw Group Inc.                COM            820280105    50590  1469793 SH       DEFINED             30750 1255843 183200


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Simpson Manufacturing          COM            829073105    72004  2593804 SH       DEFINED             43600 2209004 341200
Steelcase Inc. Cl A            COM            858155203    11929  1843800 SH       DEFINED             29700 1563800 250300
TJX Companies                  COM            872540109     1416    33300 SH       DEFINED                 0   33300      0
Techne Corp                    COM            878377100    17469   274760 SH       DEFINED             15300  238260  21200
Teledyne Inc.                  COM            879360105    19202   465270 SH       DEFINED              1600  437670  26000
Teva Pharmaceutical Industries COM            881624209     1855    29400 SH       DEFINED                 0   29400      0
Texas Industries Inc.          COM            882491103     5269   154210 SH       DEFINED               400  130910  22900
Thor Industries, Inc.          COM            885160101     9400   311155 SH       DEFINED              1000  260105  50050
UGI Corp.                      COM            902681105    61335  2311036 SH       DEFINED             40700 1968836 301500
United Stationers Inc          COM            913004107    35396   601456 SH       DEFINED             14200  513256  74000
Universal Health Services - B  COM            913903100    23855   679815 SH       DEFINED             32500  593315  54000
Warnaco Group                  COM            934390402    28887   605480 SH       DEFINED              1775  508921  94784
Waste Connections Inc.         COM            941053100    36384  1071375 SH       DEFINED              2800  889575 179000
West Pharmaceutical Services I COM            955306105    52840  1259590 SH       DEFINED             20149 1069323 170118


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